UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

Presidential® Managed Risk 2010 Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–101.34%
Commodity Fund–0.97%
†iShares S&P GSCI Commodity-Indexed Trust	4,678	$150,585

		150,585

Equity Funds–31.71%
iShares Russell 2000 Index Fund	2,678	308,800
iShares S&P MidCap 400 Index Fund	2,301	307,966
SPDR® S&P 500 ETF	23,298	4,302,442

		4,919,208

Fixed Income Funds–42.56%
iShares Barclays 0-5 Year TIPS Bond Fund	5,955	601,634
iShares Barclays TIPS Bond Fund	9,557	1,050,314
iShares Floating Rate Note Fund	11,896	603,365
SPDR® Barclays Capital High Yield Bond ETF	7,443	301,888
Vanguard Mortgage-Backed Securities ETF	14,714	751,591
Vanguard Total Bond Market ETF	41,191	3,294,868

		6,603,660

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–16.73%
iShares Core MSCI Emerging Markets ETF	6,026	$300,155
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9,209	284,650
Vanguard FTSE Developed Markets ETF	48,250	2,011,060

		2,595,865

International Fixed Income Fund–5.80%
SPDR® Barclays Capital International
Treasury Bond ETF	15,571	899,070

		899,070

Money Market Fund–3.57%
Dreyfus Treasury & Agency Cash Management Fund	553,893	553,893

		553,893

Total Unaffiliated Investment Companies (Cost $14,284,692)		15,722,281

TOTAL VALUE OF SECURITIES–101.34% (Cost $14,284,692)	15,722,281
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.34%)	(207,930)

NET ASSETS APPLICABLE TO 1,374,778 SHARES OUTSTANDING–100.00%	$15,514,351

†	Non-income producing for the period.

«	Includes $37,300 cash and $28,861 foreign currencies pledged as collateral for futures contracts and $296,396 payable for securities purchased as of December 31, 2013.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) E-mini S&P 500 Index	$(709,762)	$(736,440)	3/22/14	$(26,678)
(2) Euro Currency	(344,657)	(344,700)	3/18/14	(43)
(9) Euro STOXX 50 Index	(365,851)	(384,811)	3/22/14	(18,960)

	$(1,420,270)			$(45,681)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2010 Fund–1

Presidential® Managed Risk 2010 Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–Presidential® Managed Risk 2010 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax years (September 30, 2012 - September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,412,297

Aggregate unrealized appreciation	$1,645,836
Aggregate unrealized depreciation	(335,852)

Net unrealized appreciation	$1,309,984

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

Presidential® Managed Risk 2010 Fund–2

Presidential® Managed Risk 2010 Fund

Notes (continued)

2. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$15,722,281

Futures Contracts	$(45,681)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk 2010 Fund–3

Presidential® Managed Risk 2020 Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.22%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust	5,768	$185,672

		185,672

Equity Funds–37.99%
iShares Russell 2000 Index Fund	4,960	571,938
iShares S&P MidCap 400 Index Fund	4,256	569,623
SPDR® S&P 500 ETF	33,918	6,263,637

		7,405,198

Fixed Income Funds–32.33%
iShares Barclays 0-5 Year TIPS Bond Fund	3,678	371,588
iShares Barclays TIPS Bond Fund	8,430	926,457
iShares Floating Rate Note Fund	11,020	558,934
SPDR® Barclays Capital High Yield Bond ETF	9,191	372,787
Vanguard Mortgage-Backed Securities ETF	10,900	556,772
Vanguard Total Bond Market ETF	43,934	3,514,281

		6,300,819

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–20.35%
iShares Core MSCI Emerging Markets ETF	11,163	$556,029
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	11,371	351,478
Vanguard FTSE Developed Markets ETF	73,381	3,058,520

		3,966,027

International Fixed Income Fund–4.75%
SPDR® Barclays Capital International Treasury Bond ETF	16,034	925,803

		925,803

Money Market Fund–2.85%
Dreyfus Treasury & Agency Cash Management Fund	554,753	554,753

		554,753

Total Unaffiliated Investment Companies (Cost $17,397,310)		19,338,272

TOTAL VALUE OF SECURITIES–99.22% (Cost $17,397,310)	19,338,272
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	151,916

NET ASSETS APPLICABLE TO 1,685,024 SHARES OUTSTANDING–100.00%	$19,490,188

†	Non-income producing for the period.

«	Includes $47,750 cash and $38,481 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10) E-mini S&P 500 Index	$(887,202)	$(920,550)	3/22/14	$(33,348)
(3) Euro Currency	(516,985)	(517,050)	3/18/14	(65)
(12) Euro STOXX 50 Index	(487,802)	(513,081)	3/22/14	(25,279)

	$(1,891,989)			$(58,692)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2020 Fund–1

Presidential® Managed Risk 2020 Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–Presidential® Managed Risk 2020 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax returns for the open tax years (September 30, 2012 - September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$17,456,083

Aggregate unrealized appreciation	$2,152,500
Aggregate unrealized depreciation	(270,311)

Net unrealized appreciation	$1,882,189

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

Presidential® Managed Risk 2020 Fund–2

Presidential® Managed Risk 2020 Fund

Notes (continued)

2. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$19,338,272

Futures Contracts	$(58,692)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk 2020 Fund–3

Presidential® Managed Risk 2030 Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.49%
Commodity Fund–1.89%
†iShares S&P GSCI Commodity-Indexed Trust	7,340	$236,275

		236,275

Equity Funds–39.61%
iShares Russell 2000 Index Fund	3,150	363,227
iShares S&P MidCap 400 Index Fund	2,706	362,171
SPDR® S&P 500 ETF	22,872	4,223,771

		4,949,169

Fixed Income Funds–24.50%
iShares Barclays 0-5 Year TIPS Bond Fund	2,338	236,208
iShares Barclays TIPS Bond Fund	2,140	235,186
iShares Floating Rate Note Fund	4,668	236,761
SPDR® Barclays Capital High Yield Bond ETF	2,920	118,435
Vanguard Mortgage-Backed Securities ETF	4,622	236,092
Vanguard Total Bond Market ETF	24,991	1,999,030

		3,061,712

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–25.00%
iShares Core MSCI Emerging Markets ETF	9,460	$471,203
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	7,219	223,139
Vanguard FTSE Developed Markets ETF	52,493	2,187,908
Vanguard Total World Stock ETF	4,067	241,580

		3,123,830

International Fixed Income Fund–4.71%
SPDR® Barclays Capital International Treasury Bond ETF	10,181	587,851

		587,851

Money Market Fund–3.78%
Dreyfus Treasury & Agency Cash Management Fund	472,890	472,890

		472,890

Total Unaffiliated Investment Companies (Cost $10,910,609)		12,431,727

TOTAL VALUE OF SECURITIES–99.49% (Cost $10,910,609)	12,431,727
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	63,708

NET ASSETS APPLICABLE TO 1,072,618 SHARES OUTSTANDING–100.00%.	$12,495,435

†	Non-income producing for the period.

«	Includes $33,200 cash and $25,654 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(621,042)	$(644,385)	3/22/14	$(23,343)
(2) Euro Currency	(344,657)	(344,700)	3/18/14	(43)
(8) Euro STOXX 50 Index	(325,091)	(342,054)	3/22/14	(16,963)

	$(1,290,790)			$(40,349)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2030 Fund–1

Presidential® Managed Risk 2030 Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–Presidential® Managed Risk 2030 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax returns for the open tax years (September 30, 2012-September 30, 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,958,057

Aggregate unrealized appreciation	$1,629,134
Aggregate unrealized depreciation	(155,464)

Net unrealized appreciation	$1,473,670

Presidential® Managed Risk 2030 Fund–2

Presidential® Managed Risk 2030 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Losses incurred that will be carried forward under the Act are as follows:

Presidential® Managed Risk 2030 Fund
Loss carryforward character:
Short-term	$30,728
Long-term	34,269

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$12,431,727

Futures Contracts	$(40,349)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2030 Fund–3

Presidential® Managed Risk 2030 Fund

Notes (continued)

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk 2030 Fund–4

Presidential® Managed Risk 2040 Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.48%
Commodity Fund–1.86%
†iShares S&P GSCI Commodity-Indexed Trust	4,802	$154,576

		154,576

Equity Funds–44.80%
iShares Russell 2000 Index Fund	2,750	317,103
iShares S&P MidCap 400 Index Fund	2,360	315,862
SPDR® S&P 500 ETF	16,667	3,077,894

		3,710,859

Fixed Income Funds–14.87%
iShares Floating Rate Note Fund	1,527	77,449
SPDR® Barclays Capital High Yield Bond ETF	1,903	77,186
Vanguard Mortgage-Backed Securities ETF	3,023	154,415
Vanguard Total Bond Market ETF	11,535	922,685

		1,231,735

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–30.41%
iShares Core MSCI Emerging Markets ETF	6,186	$308,125
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,719	145,864
Vanguard FTSE Developed Markets ETF	41,951	1,748,518
Vanguard Total World Stock ETF	5,323	316,186

		2,518,693

International Fixed Income Fund–2.79%
SPDR® Barclays Capital International Treasury Bond ETF	3,998	230,845

		230,845

Money Market Fund–4.75%
Dreyfus Treasury & Agency Cash Management Fund	393,388	393,388

		393,388

Total Unaffiliated Investment Companies (Cost $7,034,393)		8,240,096

TOTAL VALUE OF SECURITIES–99.48% (Cost $7,034,393)	8,240,096
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	43,002

NET ASSETS APPLICABLE TO 689,585 SHARES OUTSTANDING–100.00%	$8,283,098

†	Non-income producing for the period.

«	Includes $20,900 cash and $16,034 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(354,881)	$(368,220)	3/22/14	$(13,339)
(2) Euro Currency	(344,657)	(344,700)	3/18/14	(43)
(5) Euro STOXX 50 Index	(203,251)	(213,784)	3/22/14	(10,533)

	$(902,789)			$(23,915)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2040 Fund–1

Presidential® Managed Risk 2040 Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–Presidential® Managed Risk 2040 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax returns for the open tax years (September 30, 2012-September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,064,302

Aggregate unrealized appreciation	$1,253,116
Aggregate unrealized depreciation	(77,322)

Net unrealized appreciation	$1,175,794

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

Presidential® Managed Risk 2040 Fund–2

Presidential® Managed Risk 2040 Fund

Notes (continued)

2. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$8,240,096

Futures Contracts	$(23,915)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk 2040 Fund–3

Presidential® Managed Risk 2050 Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.38%
Commodity Fund–1.82%
†iShares S&P GSCI Commodity-Indexed Trust	2,769	$89,134

		89,134

Equity Funds–46.60%
iShares Russell 2000 Index Fund	1,585	182,766
iShares S&P MidCap 400 Index Fund	1,361	182,156
SPDR® S&P 500 ETF	10,369	1,914,843

		2,279,765

Fixed Income Fund–4.54%
Vanguard Total Bond Market ETF	2,779	222,292

		222,292

International Equity Funds–38.93%
iShares Core MSCI Emerging Markets ETF	3,558	177,224
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,083	126,206
Vanguard FTSE Developed Markets ETF	34,046	1,419,037

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard Total World Stock ETF	3,064	$182,002

		1,904,469

International Fixed Income Fund–0.91%
SPDR® Barclays Capital International Treasury Bond ETF	766	44,229

		44,229

Money Market Fund–6.58%
Dreyfus Treasury & Agency Cash Management Fund	321,903	321,903

		321,903

Total Unaffiliated Investment Companies (Cost $3,915,414)		4,861,792

TOTAL VALUE OF SECURITIES–99.38% (Cost $3,915,414)	4,861,792
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	30,286

NET ASSETS APPLICABLE TO 403,390 SHARES OUTSTANDING–100.00%	$4,892,078

†	Non-income producing for the period.

«	Includes $14,550 cash and $12,827 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(266,161)	$(276,165)	3/22/14	$(10,004)
(1) Euro Currency	(172,328)	(172,350)	3/18/14	(22)
(4) Euro STOXX 50 Index	(162,491)	(171,027)	3/22/14	(8,536)

	$(600,980)			$(18,562)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk 2050 Fund–1

Presidential® Managed Risk 2050 Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – Presidential® Managed Risk 2050 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax years (September 30, 2012 - September 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,930,279

Aggregate unrealized appreciation	$958,171
Aggregate unrealized depreciation	(26,658)

Net unrealized appreciation	$931,513

Presidential® Managed Risk 2050 Fund–2

Presidential® Managed Risk 2050 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Losses incurred that will be carried forward under the Act are as follows:

Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$26,147
Long-term	20,759

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$4,861,792

Futures Contracts	$(18,562)

There were no Level 3 investments at the beginning or end of the period.

During the period ended December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2050 Fund–3

Presidential® Managed Risk 2050 Fund

Notes (continued)

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk 2050 Fund–4

Presidential® Managed Risk Moderate Fund

Schedule of Investments (unaudited)

December 31, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.38%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust	601	$19,346

		19,346

Equity Funds–33.84%
iShares Russell 2000 Index Fund	515	59,385
iShares S&P MidCap 400 Index Fund	294	39,349
SPDR® S&P 500 ETF	3,217	594,084

		692,818

Fixed Income Funds–33.98%
iShares Barclays TIPS Bond Fund	351	38,575
iShares Floating Rate Note Fund	1,531	77,652
SPDR® Barclays Capital High Yield Bond ETF	1,436	58,244
Vanguard Mortgage-Backed Securities ETF	379	19,359
Vanguard Total Bond Market ETF	6,272	501,697

		695,527

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–21.17%
iShares Core MSCI Emerging Markets ETF	1,553	$77,355
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,183	36,567
Vanguard FTSE Developed Markets ETF	7,662	319,352

		433,274

International Fixed Income Fund–5.65%
SPDR® Barclays Capital International Treasury Bond ETF	2,004	115,711

		115,711

Money Market Fund–3.79%
Dreyfus Treasury & Agency Cash Management Fund	77,599	77,599

		77,599

Total Unaffiliated Investment Companies (Cost $2,006,807)		2,034,275

TOTAL VALUE OF SECURITIES–99.38% (Cost $2,006,807)	2,034,275
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	12,789

NET ASSETS APPLICABLE TO 201,825 SHARES OUTSTANDING–100.00%	$2,047,064

†	Non-income producing for the period.

«	Includes $4,100 cash and $3,207 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at December 31, 2013:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 E-mini S&P 500 Index	$88,727	$92,055	3/22/14	$3,328
1 Euro STOXX 50 Index	40,558	42,757	3/22/14	2,199

	$129,285			$5,527

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipts

Presidential® Managed Risk Moderate Fund–1

Presidential® Managed Risk Moderate Fund

Notes (unaudited)

December 31, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – Presidential® Managed Risk Moderate Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold id recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses and penalties. During the period ended December 31, 2013, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,006,807

Aggregate unrealized appreciation	$41,451
Aggregate unrealized depreciation	(13,983)

Net unrealized appreciation	$27,468

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable

Presidential® Managed Risk Moderate Fund–2

Presidential® Managed Risk Moderate Fund

Notes (continued)

2. Investments (continued)

and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2013:

Level 1
Unaffiliated Investment Companies	$2,034,275

Futures Contracts	$5,527

There were no Level 3 investments at the end of the period.

During the period November 1, 2013* through December 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

* Date of commencement of operations.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

Presidential® Managed Risk Moderate Fund–3

Item 2. Controls and Procedures

(a)      The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)      Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	February 19, 2014

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	February 19, 2014